Loans and advances to clients	12 Months Ended
Dec. 31, 2019
Loans and advances to clients [Abstract]
Loans and advances to clients

9.     Loans and advances to clients

a) Breakdown

The breakdown, by classification, of the balances of “Loans and advances to clients” in the consolidated financial statements is as follows:

Thousand of reais	2019	2018	2017

Classification:
Non-Trading Financial Assets Mandatorily Measured At Fair Value Through Profit Or Loss	-	619,180	-
Loans and Receivables	-	-	272,420,157
Financial Assets Measured At Amortized Cost	326,699,480	301,072,207	-
Of which:
Loans and receivables at amortized cost	347,256,660	321,314,010	287,829,213
Impairment losses	(20,557,180)	(20,241,803)	(15,409,056)
Loans and advances to customers, net	326,699,480	301,691,387	272,420,157
Loans and advances to customers, gross	347,256,660	321,933,190	287,829,213

Thousand of reais	2019	2018	2017

Type:
Loans operations (1)	329,910,319	308,364,517	272,561,017
Lease Portfolio	2,111,842	1,836,504	1,888,444
Repurchase agreements	10,500	509,147	403,415
Other receivables (2)	15,223,999	11,223,022	12,976,337
Total	347,256,660	321,933,190	287,829,213

(1) Includes loans and other loans with credit characteristics.

(2) Refers substantially to Foreign Exchange Transactions and Other Receivables with credit granting characteristics.

Note 44-d contains a detail of the residual maturity periods of loans and receivables.

There are no loans and advances to clients for material amounts without fixed maturity dates.

b) Detail

Following is a detail, by loan type and status, borrower sector and interest rate formula, of the loans and advances to clients, which reflect the Bank's exposure to credit risk in its core business, gross of impairment losses:

Thousand of reais	2019	2018	2017
Loan borrower sector:
Commercial, and industrial	145,387,439	146,293,616	140,619,110
Real estate-construction	39,720,713	36,515,352	34,808,681
Installment loans to individuals	160,036,668	137,287,593	110,512,978
Lease financing	2,111,840	1,836,629	1,888,444
Total	347,256,660	321,933,190	287,829,213

Thousand of reais	2019	2018	2017
Interest rate formula:
Fixed interest rate	258,760,620	240,772,724	202,592,491
Floating rate	88,496,040	81,160,466	85,236,722
Total	347,256,660	321,933,190	287,829,213

								2019
Debt Sector by Maturity	Less than 1 year	% of total	Between 1 and 5 years			% of total	Total	% of total
				% of total	More than 5 years
Commercial and industrial	102,083,249	54.83%	39,408,727			9.01%	145,387,439	41.87%
				33.44%	3,895,463
Real estate	3,633,231	1.95%	8,145,568	6.91%	27,941,913	64.65%	39,720,713	11.44%
Installment loans to individuals	79,624,744	42.76%	69,034,596			26.33%	160,036,668	46.09%
				58.58%	11,377,328
Lease financing	855,624	0.46%	1,252,673	1.06%	3,543	0.01%	2,111,840	0.61%
Loans and advances to customers, gross	186,196,848	100.00%	117,841,564			100.00%	347,256,660	100.00%
				100.00%	43,218,247

								2018
Debt Sector by Maturity	Less than 1 year	% of total	Between 1 and 5 years			% of total	Total	% of total
				% of total	More than 5 years
Commercial and industrial	109,802,828	58.92%	32,538,999			10.90%	146,293,616	45.44%
				32.77%	3,951,789
Real estate	4,298,925	2.31%	7,964,308	8.02%	24,252,119	66.90%	36,515,352	11.34%
Installment loans to individuals	71,433,099	38.33%	57,808,600			22.20%	137,287,593	42.64%
				58.21%	8,045,894
Lease financing	838,659	0.45%	997,644	1.00%	326	0.00%	1,836,629	0.57%
Loans and advances to customers, gross	186,373,511	100.00%	99,309,551			100.00%	321,933,190	100.00%
				100.00%	36,250,128

								2017
Debt Sector by Maturity	Less than 1 year	% of total	Between 1 and 5 years			% of total	Total	% of total
				% of total	More than 5 years
Commercial and industrial	103,377,571	61.65%	31,262,492			19.25%	140,619,110	48.85%
				37.90%	5,979,047
Real estate	7,791,753	5.35%	10,970,004	13.29%	16,046,924	51.65%	34,808,681	12.09%
Installment loans to individuals	62,078,225	32.29%	39,393,699			29.10%	110,512,978	38.40%
				47.74%	9,041,054
Lease financing	1,000,418	0.71%	886,833	1.07%	1,193	0.00%	1,888,444	0.66%
Loans and advances to customers, gross	174,247,967	100.00%	82,513,028			100.00%	287,829,213	100.00%
				100.00%	31,068,218

Thousand of reais	2019	2018	2017

Maturity
Less than 1 year	186,196,849	186,373,511	174,247,968
Between 1 and 5 years	117,841,564	99,309,551	82,513,030
More than 5 years	43,218,247	36,250,128	31,068,215
Loans and advances to customers, gross	347,256,660	321,933,190	287,829,213

Internal risk classification
Low	257,133,115	240,440,294	226,098,497
Medium-low	56,549,196	50,485,682	33,635,378
Medium	11,754,806	11,967,262	10,423,293
Medium - high	8,512,386	7,722,198	8,215,024
High	13,307,156	11,317,754	9,457,021
Loans and advances to customers, gross	347,256,660	321,933,190	287,829,213

c) Impairment losses

The following tables show the reconciliation of the initial and final balances of the provision for losses by category of financial instrument. The terms of credit losses expected in 12 months, credit losses expected during the maturity and impairment losses are explained in the note on accounting practices. The comparative values referring to 01/01/2018 represent the provision for losses of credit on 12/31/2017 after the initial adoption adjustments of IFRS 9 (note 1)

The variations in the provisions for losses due to non-recovery in the balances of the item “Financial assets measured at amortized cost” are as follows:

Thousand of reais				2019
	Stage 1	Stage 2	Stage 3
	Credit losses expected in 12 months	Expected credit losses over a maturity not subject to impairment	Expected credit losses during the maturity subject to impairment	Total

Balance at beginning of year	3,917,278	3,779,119	15,272,918	22,969,315
Impairment losses charged to income for the year	1,549,095	365,191	12,447,096	14,361,382
Transfers between stages	(1,386,769)	(784,480)	9,478,698	7,307,449
Movement of the period	2,935,864	1,149,671	2,968,398	7,053,934
Of which:
Commercial and industrial	(463,647)	(77,270)	2,917,827	2,376,910
Real estate-construction	(44,548)	29,206	110,299	94,957
Installment loans to individuals	2,060,043	415,895	9,390,537	11,866,475
Lease financing	(2,753)	(2,640)	28,433	23,040
Variation by Stage	(1,107,772)	(850,621)	1,958,393	-
Write-off of impaired balances against recorded impairment allowance	-	-	(14,704,948)	(14,704,948)
Of which:
Commercial and industrial	-	-	(5,713,369)	(5,713,369)
Real estate-construction	-	-	(108,294)	(108,294)
Installment loans to individuals	-	-	(8,834,391)	(8,834,391)
Lease financing	-	-	(48,893)	(48,893)

Balance at end of year	4,358,601	3,293,690	14,973,459	22,625,750
Of which:
Loans and advances to customers	4,291,734	3,282,252	12,983,194	20,557,180
Loans and amounts due from credit institutions (Note 5)	13,543	-	-	13,543
Provision for Debt Instruments (Note 6)	53,324	11,438	1,990,265	2,055,027
				-
Recoveries of loans previously charged off	-	-	991,476	991,476
Of which:
Commercial and industrial	-	-	519,594	519,594
Real estate-construction	-	-	46,639	46,639
Installment loans to individuals	-	-	417,477	417,477
Lease financing	-	-	7,767	7,767

Thousand of reais				2018
	Stage 1	Stage 2	Stage 3
	Credit losses expected in 12 months	Expected credit losses over a maturity not subject to impairment	Expected credit losses during the maturity subject to impairment
				Total

Balance at beginning of year	3,833,553	3,767,490	13,122,019	20,723,062
Impairment losses charged to income for the year	83,725	389,100	13,067,280	13,540,105
Transfers between stages	(1,096,539)	(273,048)	4,502,795	3,133,208
Movement of the period	1,180,264	662,148	8,564,485	10,406,897
Of which:
Commercial and industrial	(311,546)	(161,669)	4,093,507	3,620,292
Real estate-construction	(10,173)	(28,581)	231,655	192,901
Installment loans to individuals	406,011	581,068	8,721,164	9,708,243
Lease financing	(567)	(1,718)	20,954	18,669
Write-off of impaired balances against recorded impairment allowance	-	(377,471)	(10,916,381)	(11,293,852)
Of which:
Commercial and industrial	-	(132,770)	(3,848,644)	(3,981,414)
Real estate-construction	-	(877)	(189,783)	(190,660)
Installment loans to individuals	-	(243,824)	(6,855,729)	(7,099,553)
Lease financing	-	-	(22,225)	(22,225)

Balance at end of year	3,917,278	3,779,119	15,272,918	22,969,315
Of which:
Loans and advances to customers	3,831,812	3,727,264	12,682,727	20,241,803
Loans and amounts due from credit institutions (Note 5)	-	13,561	-	13,561
Provision for Debt Instruments (Note 6)	85,465	38,296	2,590,190	2,713,951
				-
Recoveries of loans previously charged off	-	-	826,573	826,573
Of which:
Commercial and industrial	-	-	345,085	345,085
Real estate-construction	-	-	103,433	103,433
Installment loans to individuals	-	-	369,557	369,557
Lease financing	-	-	8,498	8,498

Thousand of reais				2017
Balance at beginning of year				18,191,126
Impairment losses charged to income for the year				13,492,072
Of which:
Commercial and industrial				5,499,018
Real estate-construction				471,366
Installment loans to individuals				7,460,458
Lease financing				61,230
Write-off of impaired balances against recorded impairment allowance				(13,421,560)
Of which:
Commercial and industrial				(5,715,903)
Real estate-construction				(341,804)
Installment loans to individuals				(7,312,310)
Lease financing				(51,543)
Balance at end of year				18,261,638
Of which:
Loans and advances to customers				15,409,056
Loans and amounts due from credit institutions (Note 5)				69,015
Provision for Debt Instruments (Note 6)				2,783,567

Recoveries of loans previously charged off				1,153,931
Of which:
Commercial and industrial				412,514
Real estate-construction				209,940
Installment loans to individuals				521,589
Lease financing				9,888

Taking into account these amounts recognized in “Impairment losses charged to income for the year” and the "Recoveries of loans previously charged off", the "Impairment losses on financial assets - Loans and receivables” amounted on December 31, 2019 R$13,369,905 (2018 - R$12,713,532 and 2017 - R$12,338,141).

The balances of the provision for losses due to non-recovery by debtor sector are as follows:

Thousand of reais	2019	2018	2017

Commercial and industrial	7,455,243	10,791,702	10,338,225
Real estate - Construction	344,782	358,119	493,422
Installment loans to individuals	14,800,208	11,768,124	7,373,969
Lease financing	25,517	51,370	56,022
Total	22,625,750	22,969,315	18,261,638

d) Impaired assets

The details of the changes in the balance of the financial assets classified as “Loans and receivables - loans and advances to clients” (as defined at Note 1.i) and considered to be impaired due to credit risk are as follows:

Thousand of reais	2019	2018	2017

Balance at beginning of year on 01/01/2018 previously to the initial adoption IFRS 9)	22,425,801	19,144,995	18,887,132
IFRS9 initial adoption effects	-	702,992	-
Balance at beginning of year on 01/01/2018 after the initial adoption IFRS 9)	22,425,801	19,847,987	18,887,132
Net additions	16,000,733	13,871,666	13,679,423
Written-off assets	(15,000,458)	(11,293,852)	(13,421,560)
Balance at end of year	23,426,076	22,425,801	19,144,995

Following is a detail of the financial assets considered to be impaired classified by age of the oldest past-due amount:

Thousand of reais	2019	2018	2017

With no Past-Due Balances or Less than 3 Months Past Due	11,729,920	12,000,867	10,844,831
With Balances Past Due by
3 to 6 Months	3,961,042	3,473,591	4,123,796
6 to 12 Months	5,721,762	4,929,099	3,791,805
12 to 18 Months	985,476	1,144,035	271,965
18 to 24 Months	523,441	325,701	20,825
More than 24 Months	504,435	552,508	91,773
Total	23,426,076	22,425,801	19,144,995

Debt Sector
Commercial and industrial	10,072,655	11,832,302	11,993,953
Real estate - Construction	826,863	1,035,352	781,886
Installment loans to individuals	12,497,179	9,499,148	6,304,134
Lease financing	29,379	58,999	65,022
Total	23,426,076	22,425,801	19,144,995

e) Loan past due for less than 90 days but not classified as impaired

Thousand of reais	2019	% of total loans past due for less than 90 days	2018	% of total loans past due for less than 90 days	2017	% of total loans past due for less than 90 days

Commercial and industrial	3,517,086	15.42%	4,424,143	19.77%	3,559,349	19.90%
Real estate - Construction	5,781,977	25.35%	4,527,432	20.23%	4,879,563	27.29%
Installment loans to individuals	13,489,513	59.13%	13,255,646	59.24%	9,266,366	51.82%
Financial Leasing	24,325	0.11%	167,741	0.75%	176,528	0.99%
Total (1)	22,812,900	100.00%	22,374,962	100.00%	17,881,806	100.00%

f) Lease at present value

As at December 31, 2019, 2018 and 2017 there were no leasing agreements or commitments that are considered individually relevant.

Breakdown by maturity

Gross investment in lease transactions

Thousand of reais	2019	2018	2017

Overdue	3,233	4,817	11,412
Due to:
Up to 1 year	978,748	975,183	1,057,023
From 1 to 5 years	1,442,244	1,160,986	1,101,104
Over 5 years	4,014	1,071	2,177
Total	2,428,239	2,142,057	2,171,716

g) Transfer of financial assets with retention of risks and benefits

On December 31, 2019, the amount recorded on “Loans and advances to clients” related to loan portfolio assigned is R$76,028 (2018 - R$122,271 and 2017 - R$431,397) and R$75,500 (2018 - R$126,906 and 2017 - R$428,248) of “Other financial liabilities - Financial Liabilities Associated with Assets Transfer” (Note 21).

The assignment operation was carried out with a co-obligation clause, with compulsory repurchase in the following situations:

- defaulted contracts for a period of more than 90 consecutive days;

- contracts subject to renegotiation;

- contracts subject to portability, pursuant to Resolution 3,401 of the National Monetary Council (CMN);

- contracts subject to intervention.